Convertible Note Payable to Former Parent (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Apr. 11, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Apr. 06, 2018
Debt principal amount		$ 1,415,265		$ 1,132,864
Convertible note payable, gross		82,458	$ 82,458
Debt discount on convertible notes payable, former parent		0	43,178
Convertible note payable, former parent		82,458	39,280	$ 82,458
Aggregate debt discount		0	10,883
Beneficial conversion feature of convertible notes		$ 0	$ 475,000
2018 ARH Note [Member] | Former Parent [Member]
Conversion price per share					$ 3.50
Debt principal amount	$ 392,542
Number of shares issued for conversion of debt	112,154